Cover	Sep. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	HCI Group, Inc.
Entity Central Index Key	0001400810
Entity Emerging Growth Company	false
Entity File Number	001-34126
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	20-5961396
Entity Address, Address Line One	5300 West Cypress Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	405-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol(s)	HCI
Name of each exchange on which registered	NYSE